Balances and Transactions with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Trade receivable		$ 544
Trade payables	$ 96	101
Other accounts payables	45	85
Transactions with employed/directors that accounts as related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Remuneration of directors not employed by the Company or on its behalf	548		$ 331	$ 487
Directors not employed by the Company	11		9	9
Total Directors employed and not employed by the Company	11		9	$ 9
Transactions with key executive personnel [Member]
Schedule of Transactions with Related Parties [Line Items]
Salary and Related Expenses	3,771	3,590	2,791
Share-based payment	728	547	255
Total	4,499	4,137	3,046
Transactions with related parties [Member]
Schedule of Transactions with Related Parties [Line Items]
Revenues	2,676	5,298	5,356
Cost of Goods Sold	7	19	51
Selling and marketing expenses
General and administrative expenses	$ 223	$ 214	$ 227